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MML International Equity Fund
MML International Equity Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML International Equity Fund		Class II	Service Class I
Management Fees		0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses		1.08%	1.33%
Fee Waiver		(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.98%	1.23%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.10% of its management fees through April 30, 2024. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	100	334	586	1,308
Service Class I	125	412	719	1,593

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, rights, and warrants of issuers of any size. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund is managed by two subadvisers, Massachusetts Financial Services Company (“MFS”) and Harris Associates L.P. (“Harris”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a significant percentage of the Fund’s assets in a single country or sector, a small number of countries or sectors, or a particular geographic region.
In selecting investments for the Fund, MFS is not constrained by any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. MFS may invest the Fund’s assets in securities of companies of any size. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (“ESG”) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.
In selecting investments for the Fund, Harris uses a value investment philosophy. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with Harris’ estimate of intrinsic value. Harris uses this value investment philosophy to identify companies that it believes have discounted stock prices compared to the companies’ intrinsic values. By “intrinsic value,” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris usually sells a stock when the price approaches its estimated value. This means that Harris sets specific “buy” and “sell” targets for each stock held by the Fund. Harris also monitors each holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals. Harris may from time to time have significant investments in one or more countries or in particular sectors.
When considering the selection of stocks for the Fund, Harris frequently evaluates whether corporate governance factors could have a negative or positive impact on the intrinsic value or risk profile of a potential investment. Governance factors considered may include, but are not limited to, an issuer’s governance structure and other factors that are economically material to a given issuer. Harris also will evaluate social and environmental factors depending on the materiality of those factors relative to people, process, and/or profit issues that affect the competitive position of the investment. To assess these factors, Harris may consider information derived from its ongoing dialogue with certain companies, proprietary research, and information from third-party sources. Harris will make investment decisions for the Fund that are not based solely on ESG considerations. Harris does not currently view certain types of investments, including cash, cash equivalents, currency positions, particular types of derivatives, and other non-issuer specific instruments, as presenting ESG risks, opportunities and/or issues, and believes it is not practicable to evaluate such risks on these particular investments.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Service Class I shares of the Fund for periods prior to its inception date (05/01/14) is based on the performance of Class II shares, adjusted to reflect Service Class I expenses. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Class II Shares

Highest Quarter:	4Q ’20,	32.01%	Lowest Quarter:	1Q ’20,	-37.03%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - MML International Equity Fund	1 Year	5 Years	Since Inception
Class II	(15.10%)	(1.03%)	2.21%
Service Class I	(15.35%)	(1.30%)	1.95%
MSCI EAFE Index (reflects no deduction for fees or expenses)	(3.14%)	1.54%	4.67%